Warrants - Schedule of Fair Value Assumptions Related To Warrants Outstanding (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Dividend yield		0.00%		0.00%	0.00%
Minimum [Member]
Risk-free rate		0.12%		0.92%	0.92%
Expected volatility		116.00%		116.00%	116.00%
Expected term		1 year 1 month 6 days		2 years 6 months	2 years 6 months
Maximum [Member]
Risk-free rate		1.47%		5.15%	5.15%
Expected volatility		170.00%		170.00%	170.00%
Expected term		5 years 6 months		7 years 6 months	7 years 6 months
Warrant [Member]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Risk-free rate		0.12%		0.62%	0.62%
Expected volatility		112.00%		108.00%	108.00%
Expected term		1 year		2 years 6 months	2 years 6 months
Warrant [Member] | Maximum [Member]
Risk-free rate		0.66%		4.59%	4.59%
Expected volatility		159.00%		167.00%	167.00%
Expected term		2 years 6 months		10 years	10 years